Ordinary Shares (Details Narrative)			12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 £ / shares shares	Dec. 31, 2022 £ / shares shares	Nov. 04, 2022 shares
Conduit Pharmaceuticals Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	400,000,000		400,000,000		400,000,000	400,000,000
Common stock, par value | (per share)	$ 0.0001		$ 0.0001		£ 0.0001	£ 0.0001
Common stock, shares issued	2,000		2,000		2,000	2,000
Common stock, shares outstanding	2,000		2,000		2,000	2,000
Conduit Pharmaceuticals Ltd [Member] | Dividend Declared [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash dividends common stock | $	$ 0	$ 0
Conduit Pharmaceuticals Ltd [Member] | Dividend Paid [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash dividends common stock | $	$ 0	$ 0
Conduit Pharmaceuticals Ltd [Member] | Corvus Capital Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued							1,000
Common stock shares transferred to other investors							775
Conduit Pharmaceuticals Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			400,000,000	400,000,000		400,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			2,000	1,000		2,000
Common stock, shares outstanding			2,000	1,000		2,000
Conduit Pharmaceuticals Limited [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued			1,000	0		1,000
Conduit Pharmaceuticals Limited [Member] | Dividend Declared [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash dividends common stock | $			$ 0	$ 0
Conduit Pharmaceuticals Limited [Member] | Dividend Paid [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash dividends common stock | $			$ 0	$ 0